================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   Deputy Managing Director-General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY         22 October 2001
      ---------------------      -----------------    ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               32
                                          --------------
Form 13F Information Table Value Total:   $    7,882,556
                                          --------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 9/30/01


COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------                         --------        --------    -------- ------------      --------   -------  ----------------------
                                                             Market                                         Sole Shared
                                                              Value   Shares/   SH   Put/ Invest.              Voting
Name Of issuer                   Title Of Class  Cusip        x1000   Prn Amt   Prn  Call Discret  Managers   Authority     None
--------------                   --------------  -----       ------   --------  ---- ---- -------  -------- ------------  --------
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103    771218   16394940 SH           SOLE                         16394940
CINTAS CORP                       COMMON STOCK   172908105     59930    1487100 SH           SOLE                          1487100
COCA-COLA CO                      COMMON STOCK   191216100    305675    6524554 SH           SOLE                          6524554
COSTCO WHOLESALE CORP-NEW         COMMON STOCK   22160K105       802      22550 SH           SOLE                            22550
DELL COMPUTER CORP                COMMON STOCK   247025109    190989   10307024 SH           SOLE                         10307024
WALT DISNEY CO HOLDING CO         COMMON STOCK   254687106    275019   14770106 SH           SOLE                         14770106
FIRST DATA CORP                   COMMON STOCK   319963104    530854    9111812 SH           SOLE                          9111812
GENERAL ELECTRIC CO               COMMON STOCK   369604103    429858   11555331 SH           SOLE                         11555331
GILLETTE CO                       COMMON STOCK   375766102     19218     644912 SH           SOLE                           644912
HOME DEPOT INC                    COMMON STOCK   437076102     75040    1955683 SH           SOLE                          1955683
JOHNSON & JOHNSON                 COMMON STOCK   478160104    609796   11007151 SH           SOLE                         11007151
KOHLS CORP                        COMMON STOCK   500255104       504      10500 SH           SOLE                            10500
ESTEE LAUDER COMPANIES INC        COMMON STOCK   518439104    279110    8419593 SH           SOLE                          8419593
ELI LILLY & CO                    COMMON STOCK   532457108    139656    1730560 SH           SOLE                          1730560
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202    176089    5272112 SH           SOLE                          5272112
MEDTRONIC INC                     COMMON STOCK   585055106     85128    1956970 SH           SOLE                          1956970
MERCK & CO INC                    COMMON STOCK   589331107    583615    8762986 SH           SOLE                          8762986
MICROSOFT CORP                    COMMON STOCK   594918104    347320    6787573 SH           SOLE                          6787573
NEW YORK TIMES CO-CL A            COMMON STOCK   650111107    329297    8437011 SH           SOLE                          8437011
***NOKIA CORP-SPONSORED ADR       COMMON STOCK   654902204     90982    5813545 SH           SOLE                          5813545
NORTHERN TRUST CORP               COMMON STOCK   665859104    209022    3982884 SH           SOLE                          3982884
OMNICOM GROUP INC                 COMMON STOCK   681919106    211765    3262940 SH           SOLE                          3262940
PFIZER INC                        COMMON STOCK   717081103    365667    9118880 SH           SOLE                          9118880
SAFEWAY INC                       COMMON STOCK   786514208     79056    1990341 SH           SOLE                          1990341
STARBUCKS CORP                    COMMON STOCK   855244109    141853    9494831 SH           SOLE                          9494831
STATE STREET CORP                 COMMON STOCK   857477103    369346    8117484 SH           SOLE                          8117484
STRYKER CORP                      COMMON STOCK   863667101    143728    2716978 SH           SOLE                          2716978
SYSCO CORP                        COMMON STOCK   871829107    186217    7291206 SH           SOLE                          7291206
VIACOM INC-CL B FORMLY NON VTG    COMMON STOCK   925524308    260630    7554495 SH           SOLE                          7554495
WAL-MART STORES INC               COMMON STOCK   931142103     26332     531961 SH           SOLE                           531961
WALGREEN CO                       COMMON STOCK   931422109    299084    8686729 SH           SOLE                          8686729
WM WRIGLEY JR CO                  COMMON STOCK   982526105    289755    5648250 SH           SOLE                          5648250

                                                             7882556                         No. of Other Managers 0
